Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks	[1]	$ 236,052	$ 159,157		$ 234,230	$ 264,612
Equity securities		57,336	64,414
Other assets		78,815	75,838	[2]		87,496
Total assets	[3]	1,932,468	1,881,020
Liabilities and equity
Accrued expenses and other liabilities		71,210	68,740			75,263
Total liabilities	[4]	1,745,025	1,698,807
Total Wells Fargo stockholders’ equity		185,735	180,227
Total liabilities and equity		1,932,468	1,881,020
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		15,856	16,171		$ 15,134	$ 14,817
Equity securities		120	143
Other assets		11,207	9,409	[5]
Total assets		376,187	370,349
Liabilities and equity
Accrued expenses and other liabilities		8,933	8,264	[5]
Long-term debt		148,053	134,159
Total liabilities		190,452	190,122
Total Wells Fargo stockholders’ equity		185,735	180,227	[5]
Total liabilities and equity		376,187	370,349
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		15,856	16,171
Loans to nonbank subsidiaries		187,306	182,656
Investments in subsidiaries	[6]	161,698	161,970	[5]
Liabilities and equity
Indebtedness to nonbank subsidiaries		33,466	47,699
Parent Company [Member] | Indirect Bank Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries		$ 166,300	$ 163,900

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.
[4]	Our consolidated liabilities at December 31, 2023 and 2022, include $115 million and $201 million, respectively, of VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo
[5]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[6]	The years ended December 31, 2023 and 2022, include indirect ownership of bank subsidiaries with equity of $166.3 billion and $163.9 billion, respectively.